Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest and dividend income
Interest and fees on loans	$ 10,958	$ 11,731
Securities:
Taxable	935	989
Exempt from federal income tax	351	437
Federal Home Loan Bank dividends and other	151	121
Total interest and dividend income	12,395	13,278
Interest expense
Deposits	1,754	2,041
Federal Home Loan Bank advances and other borrowed funds	306	399
Subordinated debentures	77	71
Total interest expense	2,137	2,511
Net interest income	10,258	10,767
Provision for loan losses	1,467	6,171
Net interest income after provision for loan losses	8,791	4,596
Noninterest income
Service charges on deposit accounts	378	423
Gain on sale of loans	946	722
Write-down on foreclosed assets	(1,799)	(901)
Gain (loss) on sale of foreclosed assets	(34)	69
Gain on sale of securities	980	104
Gain on extinguishment of debt	400
Increase in cash surrender value of bank-owned life insurance	239	243
Other service charges and fees	794	957
Total noninterest income	1,904	1,617
Non-interest expense
Salaries and employee benefits	5,886	5,632
Net occupancy expense	783	880
Equipment expense	492	498
Data processing expense	1,249	1,185
Advertising, promotions, and marketing	302	277
Professional fees	1,041	1,053
FDIC insurance premiums	1,140	1,217
Other real estate owned expenses	598	511
Other operating expenses	1,421	1,309
Total non-interest expense	12,912	12,562
Income (Loss) before income tax expense and undistributed loss of the bank	(2,217)	(6,349)
Income tax expense (benefit)	244	4,657
Net loss	(2,461)	(11,006)
Preferred stock dividend and accretion	(541)	(447)
Gain on preferred stock redemption	3,684
Net income (loss) available to common shareholders	$ 682	$ (11,453)
Earning (loss) per share
Basic	$ 0.11	$ (9.20)
Diluted	$ 0.11	$ (9.20)